SECURED DEBENTURE (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Debt Disclosure [Abstract]
Interest expense	$ 19,401	$ 36,307
Debenture liability	$ 1,099,250		$ 1,090,827